Shareholder Report, Holdings (Details) - NICHOLAS FUND INC Shares	Apr. 30, 2026
InformationTechnology
Holdings [Line Items]
Percent of Net Asset Value	34.52%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.48%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.89%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.84%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.04%
Financials
Holdings [Line Items]
Percent of Net Asset Value	9.96%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.59%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Alphabet Inc. Class C
Holdings [Line Items]
Percent of Net Asset Value	7.04%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.94%
NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.93%
Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.38%
Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.93%
TJX Companies Inc
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	38.54%